Equity Investments in Unconsolidated Subsidiaries - Balance Sheet (Details) (VIE, Not primary beneficiary, USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Mar. 28, 2013	Dec. 31, 2012
LSC Entities
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	$ 283,200	$ 233,024
Total assets	298,169	270,758
Total liabilities	17,626	18,387
Members' equity	280,543	252,371
NGHC's 50% ownership interest	140,272	126,186	103,858		66,484
Tiger
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	157,788	153,684
Total assets	168,065	163,169
Total liabilities	14,350	16,797
Members' equity	153,715	146,372
NGHC's 50% ownership interest	76,858	73,186	67,030		58,273
AMT Alpha
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	15,449	14,366
Total assets	15,955	14,416
Total liabilities	1,206	1,342
Members' equity	14,749	13,074
NGHC's 50% ownership interest	7,374	6,537	6,222		8,211
AMTCH
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	67,214	64,974
Total assets	69,803	66,168
Total liabilities	161	236
Members' equity	69,642	65,932
NGHC's 50% ownership interest	34,821	32,966	30,606	22,411	0
AMTCH II
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	42,749	0
Total assets	44,346	27,005
Total liabilities	1,909	12
Members' equity	42,437	26,993
NGHC's 50% ownership interest	21,219	13,497
East Ninth & Superior
Schedule of Equity Method Investments [Line Items]
Total assets	46,236	47,388
Total liabilities	33,479	33,642
Members' equity	12,757	13,746
NGHC's 50% ownership interest	6,378	6,872	7,734		6,737
800 Superior, LLC
Schedule of Equity Method Investments [Line Items]
Total assets	25,227	26,528
Total liabilities	20,624	20,801
Members' equity	4,603	5,727
NGHC's 50% ownership interest	2,301	2,863	3,604		2,671
East Ninth & Superior, LLC
Schedule of Equity Method Investments [Line Items]
Total assets	21,009	20,860
Total liabilities	12,855	12,841
Members' equity	8,154	8,019
NGHC's 50% ownership interest	$ 4,077	$ 4,009	$ 4,130		$ 4,066